Paras Madho
Manager
Securities Operations

[redacted]

05073789

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERT NYS

NYSE

1-9961

December 7, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, TOYOTA MOTOR CREDIT CORPORATION, 4.40% Fixed Rate Medium-term Notes, Series B Due October 1, 2008 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 6, 2005. Tentative listing date – December 9, 2005.

Sincerely,

Paras Madho